Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Long-Horizon Equity Fund
Prospectus Date	rr_ProspectusDate	Aug. 27, 2021
Document Creation Date	dei_DocumentCreationDate	Sep. 10, 2021